Goodwill and acquisitions (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Goodwill and acquisitions [Abstract]
(Decrease) increase in Goodwill by subsidiary undertaking	£ 625.2	£ (63.7)